1 (212) 318-6054

vadimavdeychik@paulhastings.com

January 30, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Keeley Funds, Inc. (the “Trust”)

                Securities Act Registration No: 333-124430

                Investment Company Act Registration No: 811-21761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Keeley Small Cap Value Fund, Keeley Small Cap Dividend Value Fund, Keeley Small-Mid Cap Value Fund, and Keeley Mid Cap Dividend Value Fund (collectively the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from the Post-Effective Amendment No. 41 to the Funds’ Registration Statement filed electronically on Form N-1A on January 28, 2019.

Please direct any inquiries regarding this filing to me at (212) 318-6054. Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Vadim Avdeychik

Vadim Avdeychik, Esq.

for PAUL HASTINGS LLP